SoFi Social 50 ETF

Schedule of Investments

November 30, 2024 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Aerospace & Defense - 0.7%
The Boeing Co. (a)(b)	943	$146,580

Airlines - 1.0%
American Airlines Group, Inc. (a)	5,577	80,978
Delta Air Lines, Inc.	1,944	124,066
		205,044

Apparel - 0.5%
Nike, Inc. - Class B	1,384	109,018

Auto Manufacturers - 17.8%
Ford Motor Co.	20,790	231,393
Lucid Group, Inc. (a)(b)	52,029	113,423
NIO, Inc. - Class C - ADR (a)(b)	30,515	136,707
Rivian Automotive, Inc. - Class A (a)(b)	55,059	673,372
Tesla, Inc. (a)(b)	7,225	2,493,781
		3,648,676

Banks - 1.5%
NU Holdings Ltd. - Class A (a)	23,743	297,500

Beverages - 0.9%
The Coca-Cola Co.	2,780	178,142

Commercial Services - 2.2%
Block, Inc. - Class A (a)	1,475	130,611
PayPal Holdings, Inc. (a)	3,566	309,422
		440,033

Computers - 4.4%
Apple, Inc.	3,835	910,161

Diversified Financial Services - 3.3%
Coinbase Global, Inc. - Class A (a)	2,258	668,820

Entertainment - 1.4%
AMC Entertainment Holdings, Inc. - Class A (a)(b)	24,072	119,157
DraftKings, Inc. - Class A (a)(b)	3,782	165,084
		284,241

Food - 0.0%(c)
Beyond Meat, Inc. (a)(b)	2,026	10,089

Insurance - 4.0%
Berkshire Hathaway, Inc. - Class B (a)	1,675	809,058

Internet - 19.0%
Airbnb, Inc. - Class A (a)	771	104,941
Alibaba Group Holding Ltd. - ADR	2,033	177,623
Alphabet, Inc. - Class A	5,064	855,563
Amazon.com, Inc. (a)	4,563	948,602
Maplebear, Inc. (a)(b)	1,525	66,597
Meta Platforms, Inc. - Class A	1,452	833,913
Netflix, Inc. (a)	310	274,911

Reddit, Inc. - Class A (a)(b)	1,921	270,265
Shopify, Inc. - Class A (a)	3,021	349,227
		3,881,642

Leisure Time - 0.9%
Carnival Corp. (a)	6,936	176,382

Media - 2.5%
The Walt Disney Co.	4,136	485,856
Warner Bros Discovery, Inc. (a)	2,629	27,552
		513,408

Oil & Gas - 0.9%
Exxon Mobil Corp.	1,586	187,085

Pharmaceuticals - 1.6%
Johnson & Johnson	558	86,496
Pfizer, Inc.	7,631	200,008
Tilray Brands, Inc. (a)(b)	32,586	43,665
		330,169

Retail - 8.1%
Costco Wholesale Corp. (b)	709	689,063
GameStop Corp. - Class A (a)(b)	15,728	456,898
Starbucks Corp. (b)	1,100	112,706
Target Corp.	758	100,291
Walmart, Inc.	3,301	305,343
		1,664,301

Semiconductors - 16.2%
Advanced Micro Devices, Inc. (a)	4,104	562,966
ARM Holdings PLC - ADR (a)(b)	2,766	371,446
Intel Corp.	11,935	287,037
NVIDIA Corp.	12,728	1,759,646
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,798	332,019
		3,313,114

Software - 10.0%
Microsoft Corp.	2,132	902,817
Palantir Technologies, Inc. - Class A (a)	17,017	1,141,500
		2,044,317

Telecommunications - 1.8%
AT&T, Inc.	8,661	200,589
Verizon Communications, Inc.	3,590	159,180
		359,769
TOTAL COMMON STOCKS (Cost $13,435,608)		20,177,549

REAL ESTATE INVESTMENT TRUSTS - 1.1%
Realty Income Corp. (b)	4,050	234,454
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $243,452)		234,454

SHORT-TERM INVESTMENTS - 26.3%
Investments Purchased with Proceeds from Securities Lending - 26.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)	5,353,163	5,353,163

Money Market Funds - 0.1%	Shares
First American Government Obligations Fund - Class X, 4.56% (d)	24,756	24,756
TOTAL SHORT-TERM INVESTMENTS (Cost $5,377,919)		5,377,919

TOTAL INVESTMENTS - 126.1% (Cost $19,056,979)		25,789,922
Liabilities in Excess of Other Assets - (26.1)%		(5,344,659)
TOTAL NET ASSETS - 100.0%		$20,445,263

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $5,322,086 which represented 26.0% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

SoFi Social 50 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

SoFi Social 50 ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$20,177,549	$—	$—	$20,177,549
Real Estate Investment Trusts	234,454	—	—	234,454
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	5,353,163
Money Market Funds	24,756	—	—	24,756
Total Investments	$20,436,759	$—	$—	$25,789,922

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $5,353,163 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.